SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) integer $ / shares	Dec. 31, 2018 USD ($) integer $ / shares	Dec. 31, 2017 USD ($) integer	Jun. 30, 2020 USD ($)	Jun. 29, 2020 USD ($)	May 12, 2020 $ / shares shares	Jul. 08, 2019 $ / shares	Feb. 25, 2019 $ / shares	Dec. 31, 2016 USD ($)
Statement [Line Items]
Accounts receivable, net	$ 518,191	$ 833,174			$ 0
Consulting service fee description	The Company collects an up-front fee based on the scope of consulting services requested by students. 90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.
Description of Value added tax	The VAT rates applicable to the Company’s PRC subsidiary ranged from 3% to 6%.
Consulting services	$ 480,895	833,174
Total contracts receivable, net	2,711,039	2,577,423
Current portion of contract receivable	1,639,213	960,237
Non - current portion of contract receivable	1,071,826	1,617,186
Outstanding short-term contract receivable	0	960,237
FMP short-term contract receivable included	1,543,478
Receivable	95,735
FMP long-term contract receivable	1,071,826
Financing component associated with FMP contract receivable	164,993
Deferred revenue	562,056	149,560
Advertising expenses	31,640	47,353	$ 27,884
Total other operating income	72,051	169,789	158,625
Working capital					$ 8,200,000
Cash flow from operating activity	1,700,000
Cash	$ 1,702,279	$ 2,077,166	$ 7,970						$ 438,697
Price per share | $ / shares	$ 0.001	$ 0.001					$ 0.001	$ 1.00
Ownership interest	8.8228%
Boya Hong Kong [Member]
Statement [Line Items]
Ownership interest	100.00%
January 1, 2019 [Member] | Lease [Member]
Statement [Line Items]
Additions to operating liabilities	$ 20,000
China Liberal Beijing [member]
Statement [Line Items]
Number of shareholders | integer	5
Acquisition of 8.8228% non-controlling interest in China Liberal Beijing	$ 453,669
Ownership interest	8.8228%
China Liberal Beijing [member] | Boya Hong Kong [Member]
Statement [Line Items]
Number of shareholders | integer	5
Smart Campus [member]
Statement [Line Items]
Deferred revenue	$ 259,614
Sino-Foreign Jointly Managed Academic Programs [member]
Statement [Line Items]
Deferred revenue	302,640	$ 149,560
Subsequenty Event [Member]
Statement [Line Items]
Short-term contract receivable from FMP				$ 400,000
Subsequent Event [Member] | Initial Public Offer [Member]
Statement [Line Items]
Proceeds from issuance of shares, net	$ 6,200,000
Price per share | $ / shares						$ 6.00
Common stock, shares issued | shares						1,333,333